PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other deposits		¥ 8,395	¥ 6,877
Receivable related to financial services (Note 2)		2,777	1,551
Prepaid expenses		406	401
Receivables from financial institution		200	151
Others		932	577
Total	$ 1,826	¥ 12,710	¥ 9,557